            As filed with the Securities and Exchange Commission on May 10, 2005



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



                 Investment Company Act file number: 811-09447



                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)



                   C/O Jacob Asset Management of New York LLC
                        19 West 34th Street, Suite 816A
                               New York, NY 10001
              (Address of principal executive offices) (Zip code)



                                   Ryan Jacob
                   C/O Jacob Asset Management of New York LLC
                        19 West 34th Street, Suite 816A
                               New York, NY 10001
                    (Name and address of agent for service)



                                 (212) 868-5970
               Registrant's telephone number, including area code



Date of fiscal year end: August 31


Date of reporting period: February 28, 2005

Item 1. Report to Stockholders.


                                 Jacob Internet
                                   Fund Inc.


                               Investment Advisor
                     Jacob Asset Management of New York LLC

                        Administrator and Transfer Agent
                               and Dividend Agent
                        U.S. Bancorp Fund Services, LLC

                          Underwriter and Distributor
                            Quasar Distributors, LLC

                                   Custodian
                                U.S. Bank, N.A.

                         Independent Registered Public
                                Accounting Firm
                               Ernst & Young LLP


                          [JACOB INTERNET FUND LOGO]


This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.


                     Jacob Asset Management of New York LLC
              19 West 34th Street, Suite 816A, New York, NY, 10001
                           1-888-Jacob-fx (522-6239)
                             www.JacobInternet.com



                                  Semi-Annual
                                     Report
                               -----------------
                               February 28, 2005

                               TABLE OF CONTENTS

Letter From the Manager..............    1
Additional Information on Fund
  Expenses...........................    2
Industry Breakdown...................    3
Schedule of Investments..............    4
Statement of Assets and                  7
  Liabilities........................
Statement of Operations..............    8
Statements of Changes in Net             9
  Assets.............................
Financial Highlights.................   10
Notes to the Financial Statements....   11

Dear Fellow Investors,

    Over the past six months, we have experienced a recovery in the equity markets followed by some aggressive profit-taking to start the year. The Fund rebounded nicely in the fourth quarter. However, this calendar year has been a different story. Stubbornly high energy prices and rising interest rates have left the markets in general, and the Internet and technology-related sectors in particular, solidly in negative territory. One positive by-product of this uncertainty is that many of the Fund's holdings are now trading at historically inexpensive levels based on numerous financial metrics. While returns will likely be uneven in the short-term, we are hopeful that the Fund can provide positive risk-adjusted returns by taking advantage of this favorable pricing environment and remaining active in managing the portfolio.

    The main result of this overall market weakness has been that small capitalization names have begun to stand out as exceptionally good values. During most of 2004, we lightened our weightings in these smaller names because they had risen to levels that assumed significant earnings growth going forward. Many have once again declined to prices that are well below what their intrinsic businesses are worth. This gives us less downside risk, with the opportunity to realize significant gains when these companies can prove again that their future business prospects are still viable. Obviously this is a low bar to set for many of our portfolio holdings, but in many cases this pessimism is the main reason for the depressed prices. These circumstances, as we have experienced over the past few years, can produce significant returns for patient investors.

    In terms of individual names in the Fund's portfolio, we have made only a few minor additions since our last report. As we believe that most of our existing holdings are attractively priced, we have been more inclined to add to the weightings of some of our existing names. Our general approach to Fund holdings remains basically the same: to focus on companies that have solid market positions in high-growth areas that benefit from the advancement of Internet-related technologies. Additionally, we continue to believe that having a mix of growth- and value-oriented holdings is helpful in mitigating overall portfolio volatility. This, in combination with an active trading approach, has shown to be the most effective approach to reach our goal of managing the Fund's risk profile while allowing for participation in future gains.

    Once again, we would like to thank all of the Fund's shareholders for their trust and confidence. Our view continues to be that the Internet will play an increasingly more important role in businesses and households throughout the world and that the investment opportunities that it spawns give the Fund a unique opportunity to share in that future.

Ryan Jacob
Portfolio Manager

MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE. THERE ARE SPECIFIC RISKS INHERENT IN INVESTING IN THE INTERNET AREA, PARTICULARLY WITH RESPECT TO SMALLER CAPITALIZED COMPANIES AND THE HIGH VOLATILITY OF INTERNET STOCKS.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC. Distributor (5/05)

                    ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

    As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund currently charges no sales loads or exchange fees. As of January 1, 2005, the Fund implemented a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/04-2/28/05).

ACTUAL EXPENSES

    The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, as of January 1, 2005, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                                BEGINNING ACCOUNT   ENDING ACCOUNT   DURING THE PERIOD
                                                  VALUE 9/1/04      VALUE 2/28/05     9/1/04-2/28/05*
                                                  ------------      -------------     ---------------
Actual........................................      $1,000.00         $1,271.50           $14.76
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00         $1,011.80           $13.07

---------

*Expenses are equal to the Fund's annualized expense ratio of 2.62% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

                   INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2005
                           (AS A % OF COMMON STOCKS)

                         INDUSTRY BREAKDOWN PIE CHART

                       Internet - Infrastructure     45%
                       Internet - Commerce           27%
                       Internet - Media Content      19%
                       Internet - Communications      9%


The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS                                              100.6%
-------------------------------------------------------------------------------------------------
              INTERNET -- COMMERCE                        27.1%
     56,000   Ameritrade Holding Corporation*                                         $   595,280
    433,773   Autobytel Inc.*                                                           2,394,427
     32,878   Ctrip.com International Ltd. ADR*^(a)                                     1,267,447
     49,321   Digital River, Inc.*(a)                                                   1,486,042
     20,000   eBay Inc.*                                                                  856,800
  1,101,487   HomeStore, Inc.*                                                          2,621,539
    140,000   InterActiveCorp*(a)                                                       3,150,000
     28,100   Monster Worldwide Inc.*(a)                                                  810,685
     23,053   Shanda Interactive Entertainment Ltd -- ADR*^(a)                            696,892
     94,720   Spark Networks PLC -- GDR*^ (EUR)                                           965,827
    175,165   ValueClick, Inc.*                                                         2,215,837
                                                                                      -----------
                                                                                       17,060,776
-------------------------------------------------------------------------------------------------
              INTERNET -- COMMUNICATIONS                    9.3%
    250,363   Nuance Communications, Inc.*                                                793,651
    136,050   Openwave Systems Inc.*(a)                                                 1,735,998
    630,402   Sycamore Networks, Inc.*                                                  2,263,143
  1,600,000   Tencent Holdings Limited*^ (HK)                                           1,046,301
                                                                                      -----------
                                                                                        5,839,093
-------------------------------------------------------------------------------------------------
              INTERNET -- INFRASTRUCTURE                      45.1%
      1,000   Adobe Systems Incorporated                                                   61,750
    178,288   Agile Software Corporation*                                               1,223,056
    134,700   Akamai Technologies, Inc.*(a)                                             1,483,047
      1,000   Apple Computer, Inc.*(a)                                                     44,860
    102,309   Conexant Systems, Inc.*                                                     184,156
    114,000   Digimarc Corporation*                                                       882,360
    138,600   Digital Insight Corporation*(a)                                           2,224,530
     83,407   Internet Security Systems, Inc.*                                          1,674,813
    250,300   Interwoven, Inc.*                                                         2,270,221
    258,904   MatrixOne, Inc.*                                                          1,369,602
      1,000   McAfee Inc.*                                                                 23,130
     86,000   Open Text Corporation*^(a)                                                1,663,240
    334,690   PalmSource, Inc.*(a)                                                      3,387,063
    672,428   Plumtree Software, Inc.*                                                  3,584,041
     69,876   SafeNet, Inc.*                                                            2,096,280

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
  ------                                                                                 -----
              COMMON STOCKS -- (CONTINUED)                               100.6%
-------------------------------------------------------------------------------------------------
              INTERNET -- INFRASTRUCTURE -- (CONTINUED)         45.1%
    240,079   SumTotal Systems, Inc.*(a)                                              $ 1,356,446
     40,000   VeriSign, Inc.*(a)                                                        1,096,800
    600,307   webMethods, Inc.*                                                         3,763,925
                                                                                      -----------
                                                                                       28,389,320
-------------------------------------------------------------------------------------------------
              INTERNET -- MEDIA CONTENT                    19.1%
    198,318   Alloy, Inc.*(a)                                                           1,205,773
    130,600   Ask Jeeves, Inc.*(a)                                                      2,985,516
     73,000   CNET Networks, Inc.*                                                        660,650
     80,000   DoubleClick Inc.*                                                           623,200
      1,000   Electronic Arts Inc.*                                                        64,490
     15,686   InfoSpace, Inc.*                                                            650,342
    135,833   iVillage Inc.*                                                              781,040
     32,000   Jupitermedia Corporation*                                                   430,080
     61,100   SINA Corp*^(a)                                                            1,743,183
    125,800   Sohu.com Inc.*^(a)                                                        2,253,078
      1,000   Take-Two Interactive Software, Inc.*                                         36,670
     18,304   THQ Inc.*                                                                   500,431
      1,274   Yahoo! Inc.*(a)                                                              41,112
                                                                                      -----------
                                                                                       11,975,565
                                                                                      -----------
              TOTAL COMMON STOCKS (COST $59,716,490)                                   63,264,754
                                                                                      -----------

 PRINCIPAL
  AMOUNT
  ------
              SHORT-TERM INVESTMENTS                           0.2%
-------------------------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES#                 0.2%
$    63,315   American Family Financial Services, Inc., 2.1951%                            63,315
     51,506   Wisconsin Corporate Central Credit Union, 2.29%                              51,506
                                                                                      -----------
              Total Variable Rate Demand Notes                                            114,821
                                                                                      -----------
              TOTAL SHORT TERM INVESTMENTS
              (COST $114,821)                                                             114,821
                                                                                      -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
  ------                                                                                 -----
              INVESTMENTS PURCHASED WITH CASH
              PROCEEDS FROM SECURITIES LENDING                             38.9%
-------------------------------------------------------------------------------------------------
              CORPORATE NOTES & BONDS                    1.6%
$   999,647   Natexis Banq Populair NY Variable Rate Deposit
              Notes, 2.67%, Due 7/12/05                                               $   999,647
                                                                                      -----------
              Total Corporate Notes & Bonds                                               999,647
                                                                                      -----------
  SHARES
  ------
    498,931   MONEY MARKET MUTUAL FUNDS                  0.8%
              Merrill Lynch Premier Institutional Fund                                    498,931
                                                                                      -----------
              Total Money Market Mutual Funds                                             498,931
                                                                                      -----------
 PRINCIPAL
  AMOUNT
  ------
              REPURCHASE AGREEMENTS                     36.5%
              Credit Suisse First Boston Repurchase Agreement:
$10,000,000   (Dated 2/28/05), 2.65%, Due 3/1/05 (Repurchase
              Proceeds $10,000,736), (Collateralized by Fannie
              Mae and Ginnie Mae Collateralized Mortgage
              Ogligations)                                                             10,000,000
 13,000,000   (Dated 2/28/05), 2.65%, Due 3/1/05 (Repurchase
              Proceeds $13,000,957), (Collateralized by Ginnie
              Mae Collateralized Mortgage Obligations)                                 13,000,000
                                                                                      -----------
              Total Repurchase Agreements                                              23,000,000
                                                                                      -----------
              TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
              FROM SECURITIES LENDING (COST $24,498,578)                               24,498,578
                                                                                      -----------
              TOTAL INVESTMENTS (COST $84,329,889)                        139.7%       87,878,153
                                                                                      -----------
              LIABILITIES LESS OTHER ASSETS                              (39.7)%      (24,978,402)
                                                                                      -----------
              TOTAL NET ASSETS                                            100.0%      $62,899,751
                                                                                      -----------
                                                                                      -----------

   * Non-income producing security.
   ^ Foreign security.
    (a) All or a portion of shares are on loan.
ADR American Depository Receipt.
GDR Global Depository Receipt.
EUR European Monetary Unit.
HK Hong Kong Dollars.
   # Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of February 28, 2005.

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $61,329,889)(1)               $  64,878,153
    Repurchase Agreements (cost $23,000,000)                     23,000,000
    Receivable for investments sold                               1,494,692
    Receivable for capital shares sold                              187,232
    Interest receivable                                                  61
    Other assets                                                     65,803
                                                              -------------
        Total Assets                                             89,625,941
                                                              -------------
LIABILITIES:
    Payable for collareral received for securities loaned(1)     24,498,578
    Payable for investments purchased                             1,032,288
    Payable for capital shares repurchased                          759,057
    Payable to Adviser                                               64,062
    Accrued expenses and other liabilities                          372,205
                                                              -------------
        Total Liabilities                                        26,726,190
                                                              -------------
NET ASSETS                                                    $  62,899,751
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 216,054,189
    Accumulated net realized loss on investments               (156,702,702)
    Net unrealized appreciation on investments                    3,548,264
                                                              -------------
        Total Net Assets                                      $  62,899,751
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          32,838,332
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        1.92
                                                              -------------
                                                              -------------

(1) Securities loaned with a market value of $23,281,144 are collateralized by short-term investments with a market value of $24,498,578. See note 6 for further details.

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income                                           $       250
    Interest income                                                67,246
    Securities lending income                                      82,407
                                                              -----------
        Total Investment Income                                   149,903
                                                              -----------
EXPENSES
    Investment advisory fee                                       457,048
    Distribution expenses                                         127,974
    Administration fee                                             29,564
    Shareholder servicing and accounting costs                    149,406
    Custody fees                                                   18,582
    Federal and state registration                                 38,764
    Professional fees                                              58,751
    Reports to shareholders                                        29,203
    Directors' fees and expenses                                   37,122
    Other                                                          12,761
                                                              -----------
        Net expenses                                              959,175
                                                              -----------
NET INVESTMENT LOSS                                              (809,272)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
    Investments:                                                7,980,703
    Foreign Currency Transaction:                                    (116)
                                                              -----------
    Net realized gain on investments and foreign currency       7,980,587
    Change in net unrealized appreciation/depreciation on
      investments                                               6,652,682
                                                              -----------
    Net realized and unrealized gain on investments            14,633,269
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $13,823,997
                                                              -----------
                                                              -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                              FEBRUARY 28, 2005   AUGUST 31, 2004
                                                              -----------------   ---------------
                                                                 (UNAUDITED)
OPERATIONS:
    Net investment loss                                         $   (809,272)      $  (1,838,349)
    Net realized gain on investments and foreign currency          7,980,587          24,681,802
    Change in net unrealized appreciation/depreciation on
      investments                                                  6,652,682         (23,906,741)
                                                                ------------       -------------
        Net increase (decrease) in net assets resulting from
          operations                                              13,823,997          (1,063,288)
                                                                ------------       -------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                     45,531,763         155,976,225
    Cost of shares redeemed                                      (47,943,684)       (195,934,518)
    Redemption fees                                                    2,204                  --
                                                                ------------       -------------
        Net decrease in net assets resulting from capital
          share transactions                                      (2,409,717)        (39,958,293)
                                                                ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS                             11,414,280         (41,021,581)
NET ASSETS:
    Beginning of period                                           51,485,471          92,507,052
                                                                ------------       -------------
    End of period                                               $ 62,899,751       $  51,485,471
                                                                ------------       -------------
                                                                ------------       -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED
                                  FEBRUARY 28, 2005       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                     (UNAUDITED)        AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                     -----------        ---------------   ---------------   ---------------   ---------------
PER SHARE DATA:
Net asset value, beginning of
 period                              $      1.51          $      1.48       $      0.60       $      0.83       $      5.54
                                     -----------          -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss(2)                   (0.02)               (0.05)            (0.01)            (0.04)            (0.05)
  Net realized and unrealized
    gains (losses) on
    investments                             0.43                 0.08              0.89             (0.19)            (4.66)
                                     -----------          -----------       -----------       -----------       -----------
  Total from investment
    operations                              0.41                 0.03              0.88             (0.23)            (4.71)
                                     -----------          -----------       -----------       -----------       -----------
Redemption fees                             0.00                   --                --                --                --
                                     -----------          -----------       -----------       -----------       -----------
Net asset value, end of period       $      1.92          $      1.51       $      1.48       $      0.60       $      0.83
                                     -----------          -----------       -----------       -----------       -----------
                                     -----------          -----------       -----------       -----------       -----------
Total return                              27.15%(3)             2.03%           146.67%           (27.71%)          (85.02%)(4)
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period          $62,899,751          $51,485,471       $92,507,052       $12,091,297       $17,017,392
  Ratio of gross operating
    expenses to average net
    assets                                 2.62%(7)             2.63%             2.85%(5)          5.29%(5)          2.99%(6)
  Ratio of net operating
    expenses to average net
    assets                                 2.62%(7)             2.63%             2.13%(5)          4.60%(5)          2.82%(6)
  Ratio of net investment loss
    to average net assets
    reflecting gross operating
    expenses                              (2.21%)(7)           (2.44%)           (2.60%)(5)        (5.06%)(5)        (2.42%)(6)
  Ratio of net investment loss
    to average net assets
    reflecting net operating
    expenses                              (2.21%)(7)           (2.44%)           (1.88%)(5)        (4.37%)(5)        (2.25%)(6)
  Portfolio turnover rate                 75.20%              154.63%           363.27%         1,080.63%           347.84%


                                 DECEMBER 14, 1999(1)
                                       THROUGH
                                   AUGUST 31, 2000
                                   ---------------
PER SHARE DATA:
Net asset value, beginning of
 period                              $      10.00
                                     ------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss(2)                    (0.09)
  Net realized and unrealized
    gains (losses) on
    investments                             (4.37)
                                     ------------
  Total from investment
    operations                              (4.46)
                                     ------------
Redemption fees                                --
                                     ------------
Net asset value, end of period       $       5.54
                                     ------------
                                     ------------
Total return                              (44.60%)(3)
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period          $127,779,557
  Ratio of gross operating
    expenses to average net
    assets                                  2.30%(6)(7)
  Ratio of net operating
    expenses to average net
    assets                                  2.00%(6)(7)
  Ratio of net investment loss
    to average net assets
    reflecting gross operating
    expenses                               (1.85%)(6)(7)
  Ratio of net investment loss
    to average net assets
    reflecting net operating
    expenses                               (1.55%)(6)(7)
  Portfolio turnover rate                 195.24%

---------

(1) Commencement of operations.

(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Not annualized.

(4) If certain losses had not been assumed by the affiliate, total return would have been lower by less than 0.01%.

(5) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.

(6) The net operating expense ratio and the net investment loss ratio includes expense reimbursements made by the Adviser.

(7) Annualized.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on the NASDAQ NMS and Small Cap exchanges are valued at the NASDAQ Official Closing Price ('NOCP'). Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities not traded on a particular day are valued at the mean between the bid and asked quotations. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available or are unreliable, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

   (e) Federal Income Taxes -- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Repurchase Agreements -- The fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by the Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, preceeds from the same securities are less than the repurchase price.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At February 28, 2005, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                SIX MONTHS ENDED
                                                               FEBRUARY 28, 2005
                                                          ----------------------------
                                                             SHARES         AMOUNT
                                                             ------         ------
Sales                                                       23,364,982   $  45,531,763
Redemption                                                 (24,709,615)    (47,943,684)
Redemption Fees                                                     --           2,204
                                                          ------------   -------------
Net Decrease                                                (1,344,633)  $  (2,409,717)
                                                          ------------   -------------
                                                                         -------------
SHARES OUTSTANDING:
    Beginning of period                                     34,182,965
                                                          ------------
    End of period                                           32,838,332
                                                          ------------
                                                          ------------

                                                                   YEAR ENDED
                                                                AUGUST 31, 2004
                                                          ----------------------------
                                                             SHARES         AMOUNT
                                                             ------         ------
Sales                                                       91,890,796   $ 155,976,225
Redemptions                                               (120,063,452)   (195,934,518)
                                                          ------------   -------------
Net Decrease                                               (28,172,656)  $ (39,958,293)
                                                          ------------   -------------
                                                                         -------------
SHARES OUTSTANDING:
    Beginning of period                                     62,355,621
                                                          ------------
    End of period                                           34,182,965
                                                          ------------
                                                          ------------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the six months ended February 28, 2005, purchases and sales of investment securities (excluding short-term investments) for the Fund were $48,619,420 and $49,861,898, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended February 28, 2005.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

At August 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments.......................................      74,744,897
                                                            --------------
                                                            --------------
Gross unrealized appreciation.............................       7,259,191
Gross unrealized depreciation.............................     (11,973,983)
                                                            --------------
Net unrealized appreciation...............................  $   (4,714,792)
                                                            --------------
                                                            --------------
Undistributed ordinary income.............................        --
Undistributed long-term capital gain......................        --
                                                            --------------
Total distributable earnings..............................  $     --
                                                            --------------
                                                            --------------
Other accumulated losses..................................  $ (163,072,915)
                                                            --------------
Total accumulated losses..................................  $ (167,787,707)
                                                            --------------
                                                            --------------

At August 31, 2004, the Fund had an accumulated net realized capital loss carryover of $163,072,915, of which $73,196,555 expires in 2009 and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

The Fund made no distributions during the six months ended February 28, 2005 and the fiscal year ended August 31, 2004.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6 -- SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. Securities lending will be fully collateralized at all times with cash and/or short-term debt obligations.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $29,310 from the Fund for its securities lending administrative services during the six months ended February 28, 2005.

As of February 28, 2005, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of February 28, 2005, the value of the Fund's securities on loan was $23,281,144 and the value of the related collateral was $24,498,578.

NOTE 7 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Funds' average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing'). The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis. Such a fee is paid in part to Quasar Distributors, LLC, the Fund's distributor, with the balance paid at the direction of the Adviser to broker-dealers, other financial professionals whose clients are Fund shareholders, and for providing distribution assistance and promotional support to the Fund. The Fund incurred $127,974 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2005.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

                            Jacob Internet Fund Inc.



                               Semi-Annual Report
                               February 28, 2005




      The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.




                               Investment Adviser
                     Jacob Asset Management of New York LLC



                                   [JAM LOGO]

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Jacob Internet Fund Inc.
                      -------------------------------------------------------

         By (Signature and Title) /s/ Ryan I. Jacob
                                  -------------------------------------------
                                      Ryan Jacob, President

         Date  5-9-05
               --------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Ryan I. Jacob
                                  -------------------------------------------
                                      Ryan Jacob, President

         Date  5-9-05
               --------------------------------------------------------------

         By (Signature and Title) /s/ Francis Alexander
                                  ------------------------------------------
                                            Francis Alexander, Treasurer

         Date 5-9-05
               --------------------------------------------------------------